Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34824
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19925 Stevens Creek Blvd
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
Entity Address, Country	US
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001494558
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, NY
Business Contact
Document Entity Information
Entity Address, Address Line One	19925 Stevens Creek Blvd
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
Entity Address, Country	US
City Area Code	628
Contact Personnel Name	Dr. Jin Huang
Contact Personnel Email Address	Linlin.Duan@ambow.com
Local Phone Number	888-4587
Class A Ordinary Shares
Document Entity Information
Title of 12(b) Security	Class A Ordinary Shares, par value $0.003 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	52,419,109
Class C Ordinary Shares
Document Entity Information
Entity Common Stock, Shares Outstanding	4,708,415
American Depositary Shares
Document Entity Information
Title of 12(b) Security	American depositary shares (one American depositary share representing twenty Class A Ordinary Shares, par value $0.003 per share) **
Trading Symbol	AMBO
Security Exchange Name	NYSEAMER